Financial risk management, objectives and policies, The Nordea Samco Credit Facility (Details) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2018 USD ($) Carrier	Jun. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) Intallment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)
Credit Facility [Abstract]
Borrowing amount			$ 850,972	$ 967,275
Frequency of periodic repayment			Quarterly
Nordea Samco Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount	$ 484,000					$ 302,000
Credit facility covenant to maintain adjusted tangible net worth			$ 200,000
Amended debt repayment quarterly installment amount			$ 5,800
Number of VLCCs refinanced | Carrier	13
Noncash finance expense related to upfront fees		$ 4,300
Nordea Samco Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Covenants requiring all times charter-free market value of vessels			135.00%
Percentage of covenant to maintain adjusted tangible net worth to total assets for credit facility			25.00%
Credit facility covenant to maintain encumbered cash			$ 20,000
Percentage of covenant required unencumbered consolidated cash to gross interest-bearing debt for credit facility			6.00%
Nordea Samco Credit Facility [Member] | DHT Eagle [Member]
Credit Facility [Abstract]
Frequency of periodic repayment			Quarterly
Debt repayment installment amount			$ 5,000
Debt repayment amount in connection with sale					$ 16,400
Nordea Samco Credit Facility [Member] | March 2015 to December 2019 [Member]
Credit Facility [Abstract]
Number of installments for repaying debt | Intallment			20
Frequency of periodic repayment			Quarterly
Debt repayment installment amount			$ 5,100
Nordea Samco Credit Facility [Member] | December 2019 [Member]
Credit Facility [Abstract]
Debt repayment final amount			199,800
Amended debt repayment final amount			190,400
Nordea Samco Credit Facility [Member] | December 2019 [Member] | DHT Eagle [Member]
Credit Facility [Abstract]
Debt repayment final amount			$ 180,100
Nordea Samco Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis						2.50%